Schedule of Reconciliation of Income Tax Expense Computed at Statutory Corporate Income Tax Rate to Effective Income Tax Rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Tax expense computed at federal statutory rate					21.00%	21.00%
State tax					6.40%	(12.70%)
Change in valuation allowance					11.60%	80.00%
Foreign rate differential					9.20%	(7.70%)
Non-deductible expenses					(15.20%)	62.60%
Uncertain Tax Positions					(53.50%)	52.30%
Other					3.20%	5.50%
Total income tax expense	332.00%	(2.00%)	206.00%	(5.00%)	(17.30%)	201.00%